Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Significant Accounting Policies
Warrant liability	$ 33,422		$ 29,244
Change in the fair value of warrant liabilities	$ 4,178	$ 0	$ (54,312)	$ 0
Term of contract	10 months		10 months
Incremental common shares	19,598,273		6,735,530
Cash equivalents	$ 0		$ 0	0
Credit losses relating to loan receivable				0	$ 0
Deferred transaction costs			$ 0	1,401,323
Public Warrants
Significant Accounting Policies
Warrants issued	5,094,623		5,899,975
Warrant liability			$ 0
Incremental common shares	5,094,623
Private placement warrants
Significant Accounting Policies
Warrants issued	835,555		835,555
Warrant liability			$ 0
Chief Executive Officer
Significant Accounting Policies
Franchise tax, penalties and interest	$ 60,500	$ 37,500	$ 202,833	$ 150,000